Form N-1A Cover	Feb. 23, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	The RBB Fund Trust
Entity Central Index Key	0001618627
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 23, 2026
Prospectus Date	Feb. 04, 2026